Loans and Allowance for Loan Losses, Risk Category of Commercial Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans Receivable [Abstract]
Loans receivable	$ 831,191	$ 848,664
Commercial Real Estate [Member]
Loans Receivable [Abstract]
Loans receivable	281,797	253,449
Commercial Real Estate [Member] | Owner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	71,979	51,863
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	176,100	164,523
Commercial Real Estate [Member] | Construction [Member]
Loans Receivable [Abstract]
Loans receivable	33,718	37,063
Commercial and Industrial [Member]
Loans Receivable [Abstract]
Loans receivable	141,525	157,692
Commercial [Member]
Loans Receivable [Abstract]
Loans receivable	423,322	411,141
Pass [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	66,999	46,604
Pass [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	175,901	160,324
Pass [Member] | Commercial Real Estate [Member] | Construction [Member]
Loans Receivable [Abstract]
Loans receivable	33,685	37,063
Pass [Member] | Commercial and Industrial [Member]
Loans Receivable [Abstract]
Loans receivable	134,983	150,786
Pass [Member] | Commercial [Member]
Loans Receivable [Abstract]
Loans receivable	411,568	394,777
Criticized [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	618	669
Criticized [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	0	3,629
Criticized [Member] | Commercial Real Estate [Member] | Construction [Member]
Loans Receivable [Abstract]
Loans receivable	0	0
Criticized [Member] | Commercial and Industrial [Member]
Loans Receivable [Abstract]
Loans receivable	1,862	2,064
Criticized [Member] | Commercial [Member]
Loans Receivable [Abstract]
Loans receivable	2,480	6,362
Classified [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	4,362	4,590
Classified [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans Receivable [Abstract]
Loans receivable	199	570
Classified [Member] | Commercial Real Estate [Member] | Construction [Member]
Loans Receivable [Abstract]
Loans receivable	33	0
Classified [Member] | Commercial and Industrial [Member]
Loans Receivable [Abstract]
Loans receivable	4,680	4,842
Classified [Member] | Commercial [Member]
Loans Receivable [Abstract]
Loans receivable	$ 9,274	$ 10,002